Income tax expenses (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Current tax	$ 1,909,291	11,718,081	11,813,969	5,981,945
Deferred tax expense (credit)	(359,899)	(2,208,845)	(1,383,567)	237,513
Income taxes expenses	$ 1,549,392	9,509,236	10,430,402	6,219,458